Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Equity Incentive Plan Disclosure
Equity incentive plan Disclosure

14. Equity incentive plan:

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the “Plan”). Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010 the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On March 5, 2008, 1,000,000 shares of non-vested common stock out of the 1,834,055 shares then reserved under the Plan were granted to Fabiana, an entity that offers consultancy services to the Chief Executive Officer, George Economou. The shares vest quarterly in eight equal installments with the first installment of 125,000 common shares vested on May 28, 2008. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $75.09 per share. As of December 31, 2011 the shares have vested in full.

On October 2, 2008, the Company's Board of Directors and Compensation Committee approved grants for the non-executive directors of the Company. On October 2, 2008, 9,000 shares of non-vested common stock and 9,000 shares of vested common stock were granted to the non-executive directors. As of December 31, 2011, 14,250 of these shares have vested.

The non-vested common stock vests evenly over a three-year period with the first vesting date commencing on January 1, 2009. For the director vested and non-vested stock, the fair value of each share on the grant date was $33.59.

On March 12, 2009, 70,621 shares of non-vested common stock out of the 1,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest in annual installments of 42,373 and 28,248 shares on March 1, 2010 and 2011, respectively. The fair value of each share on the grant date was $3.54. As of December 31, 2011, the shares have vested in full.

On January 25, 2010, 4,500,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of George Economou for CEO services rendered during 2009 as well as for anticipated services during the years 2010, 2011 and 2012. The shares shall vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011, respectively; and 1,500,000 shares to vest on December 31, 2012. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $6.05 per share. As of December 31, 2011, 3,000,000 of these shares have vested.

On March 5, 2010, 2,000 shares of non-vested common stock and 1,000 shares of vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest in annual installments of 1,000 shares on March 5, 2010, December 31, 2010 and 2011, respectively. The shares were issued during July 2010 and the fair value of each share, on the grant date, was $5.66. As of December 31, 2011, the shares have vested in full.

On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of George Economou for CEO rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011, through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share. As of December 31, 2011, 2,000,000 of these shares have vested. On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest on a pro-rata basis over a period of three years from the date of the non- vested stock award agreement. The fair value of each share, on the grant date, was $5.01. As of December 31, 2011, 5,000 of these shares have vested.

A summary of the status of the Company's non vested shares as of December 31, 2009, 2010 and 2011, and movement for the years ended December 31, 2009, 2010 and 2011, is presented below. There were no shares forfeited in 2009 and 2011 while 3,600 shares were forfeited during 2010.

			Weighted average grant
	Number of		date fair value per
	non vested shares		non vested shares
Balance December 31, 2008	634,000	$	$ 74.50
Granted	70,621		3.54
Vested	(501,650)		74.95
Balance December 31, 2009	202,971		48.69
Granted	4,503,000		6.05
Forfeited	-3,600		33.59
Vested	-2,171,173		10.00
Balance as at January 1, 2010	2,531,198		6.04
Granted	9,015,000		5.50
Vested	-3,036,048		5.68
Balance December 31, 2011	8,510,150		5.60

		Weighted average grant
	Number of	date fair value per
	vested shares	vested shares
Balance as at December 31, 2008	384,000	$74.12
Non vested shares granted in prior years and vested 2009	501,650	74.95
As at December 31, 2009	885,650	$74.59
Granted and vested	2,002,000	6.05
Non vested shares granted in prior years and vested 2010	169,173	56.73
As at December 31, 2010	3,056,823	$28.71
Granted and vested	2,005,000	5.5
Non vested shares granted in prior years and vested 2011	1,031,048	6.03
As at December 31, 2011	6,092,871	$17.23

As of December 31, 2009, 2010 and 2011, there was $6,372, $9,414 and $32,413, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of eight years. The amounts of $38,071, $24,200 and $26,568 are recorded in “General and administrative expenses”, in the accompanying consolidated statement of operations for the years ended December 31, 2009 2010 and 2011 respectively. The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 were $2,826, $12,466 and $9,658, respectively.